Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Accounts and Transactions with Related Parties

	2017	2016
Account receivable -
Panama Air Cargo Terminal	$254	$—
Editora del Caribe, S.A.	32	15
Petroleos Delta, S.A.	19	5
Banco General, S.A.	12	—
Assa Compañía de Seguros, S.A.	1	479

	$318	$499

Account payable -
Petróleos Delta, S.A.	$10,371	$7,504
Assa Compañía de Seguros, S.A.	1,431	687
Desarrollos Inmobiliarios del Este, S.A.	650	421
Motta International, S.A.	81	25
Panama Air Cargo Terminal	200	—
Cable Onda, S.A.	112	21
Galindo, Arias & López	31	16
Global Brands, S.A.	4	7

	$12,880	$8,681

Summary of Related Party Transactions

Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2017	Amount of transaction 2016	Amount of transaction 2015
Petróleos Delta, S.A.	Purchase of jet fuel	290,172	229,899	248,944
ASSA Compañía de Seguros, S.A.	Insurance	8,527	7,128	9,170
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,625	3,795	2,982
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	2,386	3,238	—
Motta International	Purchase	1,632	1,646	1,290
Cable Onda, S.A.	Communications	1,448	1,625	—
GBM International, Inc.	Technological support	273	272	533
Galindo, Arias & López	Legal services	373	341	271
Global Brands, S.A.	Purchase	79	67	47
Panama Air Cargo Terminal	Handling	4,869	—	—
Lubricantes Delta, S.A.	Fuel accesories	—	63	—
Editora del Caribe, S.A.	Advertising	4	(162)	22
Banco General, S.A.	Interest income	$(2,986)	$(1,284)	$(1,301)

Summary of Key Management Personnel Compensation

Key management personnel compensation is as follows:

	2017	2016	2015
Short-term employee benefits	$5,133	$3,763	$3,570
Post-employment pension	99	72	68
Share-based payments	5,524	5,799	3,023

	$10,756	$9,634	$6,661